Other Accounts Receivable - Schedule of Tax Credit Related to VAT on Subsidiaries (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Receivable [line items]
Value added tax receivables	S/ 54,076	S/ 47,167
Current value added tax receivables	43,498	32,903
Non-current value added tax receivables	10,578	14,264
Cumbra Peru S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	12,868	12,963
Current value added tax receivables	12,868	12,963
Tren Urbano de Lima S.A.[member]
Other Accounts Receivable [line items]
Value added tax receivables	3,335	11,970
Current value added tax receivables	3,335	11,970
AENZA S.A.A.[member]
Other Accounts Receivable [line items]
Value added tax receivables	648
Current value added tax receivables	648
Concar S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	1,527	1,653
Current value added tax receivables	1,527	1,653
Survial S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	2,631	1,817
Current value added tax receivables	2,631	1,817
Cucumbra Ingenieria S.A. [member]
Other Accounts Receivable [line items]
Value added tax receivables	13,754	1,513
Current value added tax receivables	13,754	1,513
Viva Negocio Inmobiliario S.A. [Member]
Other Accounts Receivable [line items]
Value added tax receivables	8,111	6,874
Current value added tax receivables	953	513
Non-current value added tax receivables	7,158	6,361
UNNA ENERGIA S.A. S.A.
Other Accounts Receivable [line items]
Value added tax receivables	678	396
Current value added tax receivables	678	396
Other [member]
Other Accounts Receivable [line items]
Value added tax receivables	10,524	9,981
Current value added tax receivables	7,104	2,078
Non-current value added tax receivables	S/ 3,420	S/ 7,903